Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of subsidiaries

Name of entities	Place of business/ country of incorporation	Registered share capital		Ownership interest held by the group
		2026 Share issued	2025 Share issued	2026%	2025%
IMC Rare Earths Ltd	St Vincent and the Grenadines	1	1	100	100
IMC Rare Earths Participacoes Ltda.	Brazil	1,000	1,000	100	100
Niobium Brazil Importacao e Exportacao Ltda.	Brazil	50,000	50,000	100	100
Ionic Clays Brazil Ltda	Brazil	1,000	1,000	100	Nil